Consolidated Balance Sheets - USD ($) $ in Thousands	May 31, 2024	May 31, 2023
Current assets:
Cash	$ 3,110	$ 2,541
Restricted cash	6,704	6,507
Prepaid expenses	463	1,167
Prepaid service fees	538	590
Total current assets	10,815	10,805
Other non-current assets	321	487
Total assets	11,136	11,292
Current liabilities:
Accounts payable	29,561	62,725
Accrued liabilities and compensation	2,810	6,669
Accrued interest on convertible notes	15,227	10,598
Accrued dividends on convertible preferred stock	6,791	5,308
Convertible notes payable, net	29,793	34,417
Derivative liability - equity instruments		79
Total current liabilities	84,182	119,796
Long-term liabilities:
Notes payable, net		714
Operating leases	141	283
Other liabilities (Note 10)	43,571
Total liabilities	127,894	120,793
Commitments and Contingencies (Note 10)
Stockholders' deficit:
Preferred stock
Common stock, $0.001 par value; 1,750,000 shares authorized; 1,059,002 and 919,053 issued, and 1,058,559 and 918,610 outstanding at May 31, 2024 and May 31, 2023, respectively	1,059	919
Treasury stock, $0.001 par value; 443 shares at May 31, 2024 and May 31, 2023
Additional paid-in capital	773,714	731,270
Accumulated deficit	(891,531)	(841,690)
Total stockholders' deficit	(116,758)	(109,501)
Total liabilities and stockholders' deficit	11,136	11,292
Series B Convertible Preferred Stock
Stockholders' deficit:
Preferred stock
Series C Convertible Preferred Stock
Current liabilities:
Accrued dividends on convertible preferred stock	3,135	2,500
Stockholders' deficit:
Preferred stock
Series D Convertible Preferred Stock
Current liabilities:
Accrued dividends on convertible preferred stock	3,656	2,808
Stockholders' deficit:
Preferred stock